Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Assets:
Financial assets measured at fair value through other comprehensive income		$ 20,392	$ 21,208
Financial assets measured at fair value through profit or loss		306,745	6,447
Dividend preference derivative in TSG	[1]		3,652
Assets in respect of business combinations		4,255	2,654
Total Assets		331,392	33,961
Liabilities:
Put options of non-controlling interests		122,783	82,973
Liabilities in respect of business combination		15,661	17,942
Total Liabilities		138,444	100,915
Level 1 [Member]
Assets:
Financial assets measured at fair value through other comprehensive income		20,120	20,923
Financial assets measured at fair value through profit or loss		2,196	1,746	[2]
Dividend preference derivative in TSG	[1]
Assets in respect of business combinations
Total Assets		22,316	22,669
Level 3 [Member]
Assets:
Financial assets measured at fair value through other comprehensive income		272	285
Financial assets measured at fair value through profit or loss		304,549	4,701	[2]
Dividend preference derivative in TSG	[1]		3,652
Assets in respect of business combinations		4,255	2,654
Total Assets		309,076	11,292
Liabilities:
Put options of non-controlling interests		122,783	82,973
Liabilities in respect of business combination		15,661	17,942
Total Liabilities		$ 138,444	$ 100,915		$ 68,443

[1]	The amount derived in respect of the dividend from TSG Ltd. is presented in accordance with the amount determined in the shareholders’ agreement prior to the company’s initial public offering held on August 1, 2024, as detailed in Note 9 below.
[2]	Reclassified